Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Accounts payable, related parties	$ 199	$ 200	$ 153
Accrued expenses, related parties	$ 784	$ 623	$ 0
Preferred stock, par value (in dollars per share)	$ 1	$ 0.001	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	1	0	0
Preferred stock, shares outstanding (in shares)	1	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	175,000,000	175,000,000	175,000,000
Common stock, shares issued (in shares)	89,118,510	89,109,410	77,205,410
Common stock, shares outstanding (in shares)	89,118,510	89,109,410	77,205,410